Vessels	6 Months Ended
Jun. 30, 2014
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

6. Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	2,960,999	(773,611)	2,187,388
Depreciation	-	(49,420)	(49,420)
Vessel acquisitions and other vessels' costs	19,840	-	19,840
Disposals	(11,250)	2,124	(9,126)
Balance, June 30, 2014	2,969,589	(820,907)	2,148,682

During the six-month period ended June 30, 2014, the Company acquired the two secondhand vessels Neapolis and Areopolis at an aggregate price of $19,540.

During the year ended December 31, 2013, the Company took delivery from the shipyard of the seven newbuild container vessels MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage at an aggregate cost of $689,112 (Note 5). Furthermore, during the year ended December 31, 2013, the Company acquired the four secondhand container vessels Venetiko,  Petalidi, Ensenada Express  and  X-Press Padma  at an aggregate price of $51,853. On July 12, 2013 pursuant to the Framework Agreement (Notes 8 and 9), York (as defined below) participated with a 51% interest in the share capital of the ship-owning companies of the vessels Petalidi, Ensenada Express  and  X-Press Padma (Note 9).

During the six-month period ended June 30, 2014, the Company sold for scrap the container vessel Konstantina at a price of $7,546 and recognized a loss of $2,903, which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2014 consolidated statement of income.

During the six-month period ended June 30, 2013, the Company sold for scrap the container vessel MSC Washington and MSC Austria at an aggregate price of $16,010 and recognized a gain of $6,460, which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2013 consolidated statement of income.

As of June 30, 2014, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.

Forty-seven of the Company's vessels, having a total carrying value of $1,990,279 as of June 30, 2014, have been provided as collateral to secure the long-term debt discussed in Note 10.